Investment Portfolio	as of May 31, 2021 (Unaudited)
DWS Multi-Asset Moderate Allocation Fund

	Shares	Value ($)

Equity — Equity Funds 44.7%
DWS Core Equity Fund "Institutional" (a)	269,758	9,258,103
DWS Emerging Markets Equity Fund "Institutional" (a)	10,478	265,603
DWS RREEF Global Infrastructure Fund "Institutional" (a)	31,433	556,052
DWS RREEF Real Estate Securities Fund "Institutional" (a)	33,513	814,374
DWS Small Cap Core Fund "S" (a)	21,476	975,888
Total Equity — Equity Funds (Cost $5,190,697)		11,870,020

Equity — Exchange-Traded Funds 21.3%
iShares Core MSCI Europe ETF	27,482	1,621,713
iShares MSCI Japan ETF	15,699	1,076,637
iShares MSCI Pacific ex Japan ETF	12,668	678,245
SPDR S&P Emerging Asia Pacific ETF	13,230	1,768,454
SPDR S&P Global Natural Resources ETF	9,459	520,529
Total Equity — Exchange-Traded Funds (Cost $4,487,954)		5,665,578

Fixed Income — Bond Funds 13.6%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	55,302	528,688
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	49,590	552,438
DWS GNMA Fund "Institutional" (a)	115,635	1,593,451
DWS High Income Fund "Institutional" (a)	194,504	941,401
Total Fixed Income — Bond Funds (Cost $3,320,025)		3,615,978

Fixed Income — Exchange-Traded Funds 17.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,296	2,146,346
iShares JP Morgan USD Emerging Markets Bond ETF	1,213	135,686
iShares TIPS Bond ETF	4,212	538,167
iShares U.S. Treasury Bond ETF	30,409	802,494
Vanguard Total International Bond ETF	16,365	931,659
Total Fixed Income — Exchange-Traded Funds (Cost $4,464,780)		4,554,352
	Principal Amount ($)	Value ($)

Short-Term U.S. Treasury Obligations 1.1%
U.S. Treasury Bills:
0.135% (b), 6/17/2021 (c)	110,000	110,000
0.155% (b), 6/17/2021 (c)	185,000	184,999
Total Short-Term U.S. Treasury Obligations (Cost $294,981)		294,999
	Shares	Value ($)

Fixed Income — Money Market Funds 1.7%
DWS Central Cash Management Government Fund , 0.003% (a) (d) (Cost $462,880)	462,880	462,880

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $18,221,317)	99.5	26,463,807
Other Assets and Liabilities, Net	0.5	126,674
Net Assets	100.0	26,590,481
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended May 31, 2021 are as follows:
Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
Equity — Equity Funds 44.7%
DWS Core Equity Fund "Institutional" (a)
8,653,359	713,558	1,330,240	332,698	888,728	63,504	482,663	269,758	9,258,103
DWS Emerging Markets Equity Fund "Institutional" (a)
240,402	3,333	25,300	4,135	43,033	3,333	—	10,478	265,603
DWS RREEF Global Infrastructure Fund "Institutional" (a)
582,232	284,012	409,800	31,120	68,488	5,508	1,775	31,433	556,052
DWS RREEF Real Estate Securities Fund "Institutional" (a)
1,683,168	43,757	1,112,700	(40,236)	240,385	14,457	—	33,513	814,374
DWS Small Cap Core Fund "S" (a)
503,657	415,678	384,810	63,099	378,264	3,658	—	21,476	975,888
Fixed Income — Bond Funds 13.6%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
469,972	40,727	—	—	17,989	16,457	—	55,302	528,688
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
377,128	125,171	47,880	9,431	88,588	3,472	—	49,590	552,438
DWS GNMA Fund "Institutional" (a)
1,429,569	435,085	259,580	779	(12,402)	19,224	—	115,635	1,593,451
DWS High Income Fund "Institutional" (a)
1,332,587	327,777	740,750	14,473	7,314	42,276	—	194,504	941,401
Fixed Income — Money Market Funds 1.7%
DWS Central Cash Management Government Fund, 0.003% (a) (d)
983,823	6,001,377	6,522,320	—	—	297	—	462,880	462,880
16,255,897	8,390,475	10,833,380	415,499	1,720,387	172,186	484,438	1,244,569	15,948,878
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At May 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities

At May 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Euro Stoxx 50 Index	EUR	6/18/2021	16	745,772	789,472	43,700
Russell E-Mini 2000 Index	USD	6/18/2021	1	117,460	113,430	(4,030)
S&P 500 E-Mini Index	USD	6/18/2021	1	196,652	210,120	13,467
Total net unrealized appreciation						53,137
At May 31, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2021	2	263,495	263,875	(380)
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$11,870,020	$—	$—	$11,870,020
Equity — Exchange-Traded Funds	5,665,578	—	—	5,665,578
Fixed Income — Bond Funds	3,615,978	—	—	3,615,978
Fixed Income — Exchange-Traded Funds	4,554,352	—	—	4,554,352
Short- Term U.S. Treasury Obligations	—	294,999	—	294,999
Fixed Income — Money Market Funds	462,880	—	—	462,880
Derivatives (a)
Futures Contracts	57,167	—	—	57,167
Total	$26,225,975	$294,999	$—	$26,520,974
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(4,410)	$—	$—	$(4,410)
Total	$(4,410)	$—	$—	$(4,410)
(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ 53,137
Interest Rate Contracts	$ (380)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMAMAT-PH3
R-080548-1 (1/23)